8. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Details
Other Comprehensive Income (Loss), Net of Tax	$ (1,797,610)	$ (1,269,151)	$ (7,809,291)	$ (7,280,831)	$ (4,648,598)	$ (5,185,852)
Expected Income Tax Recovery	(278,630)	(196,718)	(1,210,440)	(1,128,529)	(720,533)	(803,807)
Non Deductible Expense	98,771		98,771	618,900	717,671	462,915
Other Temporary Differences	(600)	(1,327)	(11,992)	(7,138)	(6,411)	(2,859)
Valuation Allowance	$ 180,459	$ 198,045	$ 1,123,661	$ 516,767	$ 9,273	$ 343,751